Reverse recapitalization - Schedule of Reverse Recapitalization Share Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 22, 2023	Jun. 23, 2022
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 32,278	$ 161,402
Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 2,870	$ 4,920
Number Outstanding	20,499,965	20,499,965
Fair value of shares issued	$ 2,870	$ 4,920	$ 17,920
Change in fair value measurement	(2,050)	(16,285)
Change in fair value measurement	(2,050)	(13,000)	(22,400)
Class C-2 Shares converted to Class C-1 Shares
Reverse Recapitalization [Line Items]
Liability Fair Value				$ 3,285
Fair value of shares issued					$ 3,285
Class C-2 American Depositary Shares
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 630	$ 1,080
Number Outstanding	4,500,000	4,500,000
Fair value of shares issued	$ 630	$ 1,080	10,080
Change in fair value measurement	(450)	(5,715)
Change in fair value measurement	(450)	(9,000)	(12,690)
Class C Shares
Reverse Recapitalization [Line Items]
Change in fair value measurement	(2,500)	(22,000)	$ (35,090)
Class C-1 and Class C-2 Shares
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 3,500	$ 6,000
Number Outstanding	24,999,965	24,999,965